Securities (Details 2) $ in Thousands	Dec. 31, 2015 USD ($)
Amortized cost and fair value of debt securities by contractual maturity
Due in one year or less, Amortized Cost	$ 641
Due from more than one to five years, Amortized Cost	20,084
Due from more than five to ten years, Amortized Cost	28,438
Due after ten years, Amortized Cost	11,299
Subtotal, Amortized Cost	60,462
Mortgage-backed securities and government agency sponsored collateralized mortgage obligations, Amortized Cost	60,047
Total, Amortized Cost Basis	120,509
Due in one year or less, Fair Value	648
Due from more than one to five years, Fair Value	20,271
Due from more than five to ten years, Fair Value	29,636
Due after ten years, Fair Value	12,156
Subtotal, Fair Value	62,711
Mortgage-backed securities and government agency sponsored collateralized mortgage obligations, Fair Value	59,532
Total, Fair Value	$ 122,243